Intangible Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible Assets
Note 11—Intangible Assets

	Goodwill	Software	Total
(EUR’000)
Cost:
At January 1, 2019	3,495	—	3,495
Additions	—	—	—
Disposals	—	—	—
Foreign exchange translation	—	—	—

At December 31, 2019	3,495	—	3,495

Additions	—	2,222	2,222
Disposals	—	—	—
Foreign exchange translation	—	—	—

At December 31, 2020	3,495	2,222	5,717

Accumulated amortization and impairments:
At January 1, 2019	—	—	—
Amortization charge	—	—	—
Impairment charge	—	—	—
Disposals	—	—	—
Foreign exchange translation	—	—	—

At December 31, 2019	—	—	—

Amortization charge	—	—	—
Impairment charge	—	—	—
Disposals	—	—	—
Foreign exchange translation	—	—	—

At December 31, 2020	—	—	—

Carrying amount:

At December 31, 2019	3,495	—	3,495

At December 31, 2020	3,495	2,222	5,717

Software relates to development activities on Enterprise Resource Planning system and is under development at the reporting date. The system was taken into use at January 1, 2021
. Of total additions, €0.5 million and €0 million was unpaid at December 31, 2020 and 2019, respectively.
Due to the risk associated with drug development, future income from development projects cannot be determined with sufficient certainty until the development activities have been completed and the necessary marketing approvals have been obtained. Accordingly, at the reporting date, no internally generated intangible assets from development of pharmaceutical drug candidates ha ve
 been recognized. Thus, all research and development costs incurred for the years ended December 31, 2020, 2019 and 2018, were recognized in the consolidated statement
s
of profit or loss.
Goodwill relates to the acquisition of Complex Biosystems GmbH (now Ascendis Pharma GmbH) in 2007. Goodwill was calculated as the excess amount of the purchase price to the fair value of identifiable assets acquired, and liabilities assumed at the acquisition date. Ascendis Pharma GmbH was initially a separate technology platform company but is now an integral part of the Company’s research and development activities, including significant participation in the development services provided to our external collaboration partners. Accordingly, it is not possible to look separately at Ascendis Pharma GmbH when considering the recoverable amount of the goodwill. Goodwill is monitored and tested for impairment on a consolidated level as the Company is considered to represent one cash-generating unit. Goodwill is tested for impairment on an annual basis at December 31, or more frequently, if indications of impairment are identified. There have been no impairments recognized in any of the periods presented.

The recoverable amount of the cash-generating unit is determined based on an estimation of the Company’s fair value less costs of disposal. The fair value of goodwill has been determined after taking into account the market value of the Company’s ADSs as of the reporting date. The computation of the market value including an estimation of selling costs, significantly exceeded the carrying amount of the net assets, leaving sufficient value to cover the carrying amount of goodwill. Considering the excess value, no further assumptions are deemed relevant to be applied in determining whether goodwill is impaired.